DEBT - Narrative (Details) - USD ($)		12 Months Ended
	Aug. 04, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2022	Jun. 30, 2020
Debt Instrument [Line Items]
Loss on extinguishment of debt		$ 0	$ 102,972	$ 0
Term Loan Warrants
Debt Instrument [Line Items]
Warrant issued (in shares)	126,993
Exercise price (in dollars per share)	$ 7.0871
Line of Credit | Prime Rate
Debt Instrument [Line Items]
Interest rate			3.25%	3.25%
Secured Debt | Line of Credit
Debt Instrument [Line Items]
Aggregate principal amount	$ 45,000,000					$ 7,500,000
Debt instrument covenant, minimum unrestricted cash balance	$ 15,000,000
Debt instrument covenant, retail gross margin percentage	8.00%
Repayment of term loan	$ 5,000,000
Loss on extinguishment of debt	$ 202,723
Secured Debt | Line of Credit | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Interest rate	8.50%
Letter of Credit | Line of Credit
Debt Instrument [Line Items]
Letters of credit outstanding, amount		$ 2,768,000	$ 2,571,667		$ 2,768,000